Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(4) ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return(5) ($)	Net Income ($)	Operating PPNR* ($)
2024	6,340,928	9,698,516	3,605,691	4,667,476	84.22	128.85	533,675,000	870,663,000
2023	6,344,250	6,059,063	4,439,837	5,321,778	77.99	106.87	348,715,000	909,667,000
2022	4,617,338	3,995,926	1,294,835	1,241,284	82.88	110.67	250,128,000	344,995,000
2021	3,530,394	2,582,770	1,148,579	931,077	86.58	132.19	202,490,000	281,926,000
2020	3,574,309	2,927,968	1,167,507	809,584	92.24	92.50	153,532,000	278,400,000

Company Selected Measure Name	Operating PPNR
Named Executive Officers, Footnote	Represents total compensation for Mr. Stein as reported in the applicable Summary Compensation Table.Includes the average total compensation for Messrs. Farnsworth, Merrywell, Nixon, and O’Haver in 2024; Messrs. Farnsworth, O’Haver, Merrywell, Nixon, and Aaron
James Deer in 2023; Messrs. Deer, Eric J. Eid, Merrywell, and Andrew L. McDonald in 2022 and 2021; and Messrs. Deer, Eid, Merrywell, McDonald and Gregory A.
Sigrist, and Ms. Kumi Y. Baruffi in 2020. Total compensation for non-PEO NEOs are as reported in the applicable Summary Compensation Table.

Peer Group Issuers, Footnote	The peer group for this purpose is the KRX.
PEO Total Compensation Amount	$ 6,340,928	$ 6,344,250	$ 4,617,338	$ 3,530,394	$ 3,574,309
PEO Actually Paid Compensation Amount	$ 9,698,516	6,059,063	3,995,926	2,582,770	2,927,968
Adjustment To PEO Compensation, Footnote	The following supplemental table presents a reconciliation of Mr. Stein’s applicable Summary Compensation Table total to the Compensation Actually Paid, as defined and computed in accordance with Item 402(v) of Regulation S-K. However, not all of such amounts were actually earned or received by Mr. Stein during the applicable year.

	Clint E. Stein
	2024	2023	2022	2021	2020
Summary Compensation Table Total ($)	6,340,928	6,344,250	4,617,338	3,530,394	3,574,309
Change in Pension Value in Summary Compensation Table ($)	—	(192,940)	—	(11,895)	(574,126)
Pension Service Cost ($)	74,372	67,004	116,334	122,839	90,492
Grant Date Fair Value of Option Awards and Stock Awards Granted in Covered Fiscal Year in Summary Compensation Table ($)	(3,173,878)	(3,042,229)	(2,068,190)	(1,481,188)	(1,277,308)
Fair Value at Covered Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Covered Fiscal Year ($)	5,926,434	3,033,973	1,443,589	729,368	1,147,057
Change in Fair Value from Prior Fiscal Year-End to Covered Fiscal Year- End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years ($)	654,021	(36,891)	(153,015)	(413,518)	(22,339)
Change in Fair Value as of Vesting Date from Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Covered Fiscal Year ($)	(123,361)	(114,104)	39,870	106,770	(10,117)
Compensation Actually Paid ($)	9,698,516	6,059,063	3,995,926	2,582,770	2,927,968

Non-PEO NEO Average Total Compensation Amount	$ 3,605,691	4,439,837	1,294,835	1,148,579	1,167,507
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,667,476	5,321,778	1,241,284	931,077	809,584
Adjustment to Non-PEO NEO Compensation Footnote	The following supplemental table presents a reconciliation of the average non-PEO NEO applicable Summary Compensation Table total to the Compensation Actually
Paid, as defined and computed in accordance with Item 402(v) of Regulation S-K. However, not all of such amounts were actually earned or received by the non-PEO
NEOs during the applicable year.

	Non-PEO NEO Averages
	2024	2023	2022	2021	2020
Summary Compensation Table Total ($)	3,605,691	4,439,837	1,294,835	1,148,579	1,167,507
Change in Pension Value in Summary Compensation Table ($)	—	60,815	—	(41,180)	(291,493)
Pension Service Cost ($)	—	—	55,668	56,288	54,442
Grant Date Fair Value of Option Awards and Stock Awards Granted in Covered Fiscal Year in Summary Compensation Table ($)	(1,297,046)	(1,055,436)	(375,805)	(344,728)	(284,028)
Fair Value at Covered Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Covered Fiscal Year ($)	2,421,912	1,721,588	278,227	185,874	277,804
Change in Fair Value from Prior Fiscal Year-End to Covered Fiscal Year- End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years ($)	269,073	(84,422)	(32,415)	(110,456)	(11,504)
Fair Value at Vesting of Option Awards and Stock Awards Granted in Covered Fiscal Year that Vested during Covered Fiscal Year ($)	—	246,481	—	—	—
Change in Fair Value as of Vesting Date from Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Covered Fiscal Year ($)	(332,154)	(7,085)	20,774	36,700	(6,109)
Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions during Covered Fiscal Year ($)	—	—	—	—	(97,035)
Compensation Actually Paid ($)	4,667,476	5,321,778	1,241,284	931,077	809,584

Compensation Actually Paid vs. Total Shareholder Return	Columbia Banking System, Inc. Compensation Actually Paid Versus TSR
The following graph compares Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO NEOs, the Company's cumulative TSR and the KRX TSR over the five most recently completed fiscal years.

Compensation Actually Paid vs. Net Income	Columbia Banking System, Inc. Compensation Actually Paid Versus Net Income
Additionally, the following graph compares the trend in Compensation Actually Paid to net income over the five most recent fiscal years. This illustrates that our compensation generally moves directionally with our net income.

Compensation Actually Paid vs. Company Selected Measure	Columbia Banking System, Inc. Compensation Actually Paid Versus Operating PPNR
Finally, the graph below compares the trend in Compensation Actually Paid to operating PPNR* over the five most recent fiscal years.
* A non-GAAP financial measure. Please refer to Appendix A for additional information and reconciliations to the most directly comparable GAAP financial measure.

Total Shareholder Return Vs Peer Group	Columbia Banking System, Inc. Compensation Actually Paid Versus TSR
The following graph compares Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO NEOs, the Company's cumulative TSR and the KRX TSR over the five most recently completed fiscal years.

Tabular List, Table	Operating PPNR*; ▪ROTCE*; and ▪TSR. * Non-GAAP financial measure. Please refer to Appendix A for additional information and reconciliations to the most directly comparable GAAP financial measure.
Total Shareholder Return Amount	$ 84.22	77.99	82.88	86.58	92.24
Peer Group Total Shareholder Return Amount	128.85	106.87	110.67	132.19	92.50
Net Income (Loss)	$ 533,675,000	$ 348,715,000	$ 250,128,000	$ 202,490,000	$ 153,532,000
Company Selected Measure Amount	870,663,000	909,667,000	344,995,000	281,926,000	278,400,000
PEO Name	Mr. Stein
Additional 402(v) Disclosure	The Company believes in the importance of maintaining a strong link between executive pay and company performance. As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K,
the following disclosure is provided about the relationship between executive compensation and the Company’s performance on select financial metrics. The Compensation Committee did not consider the pay versus performance disclosure when making its incentive compensation decisions. For a complete description regarding the Company’s compensation program, please see the
“Compensation Discussion and Analysis” section. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by our NEOs, including with respect to RSUs and PSUs.
The following table sets forth the compensation for our Chief Executive Officer and the average compensation for our other NEOs, each as reported in the "2024 Summary Compensation Table" section and with certain adjustments to reflect Compensation
Actually Paid, as defined and computed in accordance with SEC rules. The table also provides information with respect to
Company TSR, average TSR for the KRX, net income and the Company’s selected performance measure, operating PPNR.
*A non-GAAP financial measure. Please refer to Appendix A for additional information and reconciliations to the most directly comparable GAAP financial measure.As described in greater detail in the CD&A, Columbia's executive compensation program is rooted in a pay-for-performance philosophy to support the long-term growth of and the strategic direction for the Company. The metrics that Columbia uses for both our annual cash incentive and long-term incentive plans are selected based on the objective of creating a strong tie between NEO and shareholder financial interests through sustaining positive performance over a multi-year period. The most important financial performance measures used by the Compensation Committee to link Compensation Actually Paid to NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
While the Company utilizes several performance measures to align executive compensation with performance, not all of those measures are presented in the Pay Versus Performance Table. Additionally, Columbia aims to incentivize long-term performance, and, as such, does not specifically align the Company’s performance measures with compensation that is actually paid (as defined by SEC rules) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following
	graphic descriptions of the relationships between information presented in the Pay Versus Performance Table.
Measure:: 1
Pay vs Performance Disclosure
Name	Operating PPNR
Measure:: 2
Pay vs Performance Disclosure
Name	ROTCE
Measure:: 3
Pay vs Performance Disclosure
Name	TSR.
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (192,940)	$ 0	$ (11,895)	$ (574,126)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	74,372	67,004	116,334	122,839	90,492
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,173,878)	(3,042,229)	(2,068,190)	(1,481,188)	(1,277,308)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,926,434	3,033,973	1,443,589	729,368	1,147,057
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	654,021	(36,891)	(153,015)	(413,518)	(22,339)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(123,361)	(114,104)	39,870	106,770	(10,117)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	60,815	0	(41,180)	(291,493)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	55,668	56,288	54,442
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,297,046)	(1,055,436)	(375,805)	(344,728)	(284,028)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,421,912	1,721,588	278,227	185,874	277,804
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	269,073	(84,422)	(32,415)	(110,456)	(11,504)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	246,481	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(332,154)	(7,085)	20,774	36,700	(6,109)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ (97,035)